UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2011 to September 30, 2011

Item 1:                                                          Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (89.6%)
Aerospace & Defense (0.6%)
$1,000	Ducommun, Inc., Rule 144A, Senior Notes (Callable 07/15/15 @ $104.88)‡	(B-, B3)	07/15/18	9.750	$1,005,000

Auto Parts & Equipment (4.1%)
300	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡§	(BB, Ba1)	01/15/17	9.250	313,500
500	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(B, B2)	03/01/17	7.875	472,500
800	American Tire Distributors, Inc., Global Senior Secured Notes (Callable 06/01/13 @ $107.31)	(B-, B2)	06/01/17	9.750	796,000
1,350	Mark IV USA SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $106.66)‡	(BB-, Ba3)	12/15/17	8.875	1,775,069
675	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)§	(CCC+, B3)	03/15/18	10.625	653,063
1,075	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/12 @ $100.00)§	(CCC, Caa1)	08/15/14	10.000	1,015,875
1,300	Stoneridge, Inc., Rule 144A, Secured Notes (Callable 10/15/14 @ $104.75)‡	(BB-, B3)	10/15/17	9.500	1,332,500
900	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC+, B3)	02/15/19	8.625	838,125
					7,196,632
Building & Construction (0.4%)
468	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50) +‡	(NR, NR)	06/30/15	0.000	329,940
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CC, Caa3)	01/15/16	6.250	187,500
350	William Lyon Homes, Inc., Global Company Guaranteed Notesø	(C, C)	12/15/12	7.625	73,500
250	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $100.00)ø	(C, C)	02/15/14	7.500	52,500
					643,440
Building Materials (2.0%)
400	Associated Materials LLC, Global Senior Secured Notes (Callable 11/01/13 @ $106.84)§	(B, B3)	11/01/17	9.125	326,000
775	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $107.13)‡	(B-, Caa1)	04/01/16	9.500	621,938
1,000	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	770,000
1,905	International Wire Group, Inc., Rule 144A, Secured Notes (Callable 10/15/12 @ $104.88)‡	(B, B3)	04/15/15	9.750	1,881,187
					3,599,125
Chemicals (5.0%)
1,100	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ $103.94)§	(B+, B1)	08/15/18	7.875	1,105,500
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50)‡	(B, Ba3)	05/15/15	9.000	382,000
1,300	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $102.83)‡§	(CCC, Caa1)	02/15/16	8.500	968,500
437	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $106.25)	(CCC, B2)	06/15/14	12.500	447,925
200	Nexeo Solutions Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/14 @ $104.19)‡	(B-, B3)	03/01/18	8.375	198,500
1,125	Omnova Solutions, Inc., Global Company Guaranteed Notes (Callable 11/01/14 @ $103.94)§	(B-, B2)	11/01/18	7.875	916,875
1,400	OXEA Finance & Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ $107.13)‡	(B+, B2)	07/15/17	9.500	1,368,500
1,050	Polymer Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15 @ $103.88)‡	(B, B1)	02/01/19	7.750	1,052,625
500	Polypore International, Inc., Global Company Guaranteed Notes (Callable 11/15/13 @ $105.62)	(B, B3)	11/15/17	7.500	505,000
750	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/12 @ $100.00)‡	(CCC+, Caa2)	08/15/14	9.000	513,750
750	Styrolution GmbH, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ 105.72)‡	(NR, B2)	05/15/16	7.625	734,581

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$600	TPC Group LLC, Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $106.19)‡	(B+, B1)	10/01/17	8.250	$589,500
					8,783,256
Computer Hardware (1.0%)
1,730	Spansion LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/13 @ $103.94)‡	(BB-, B3)	11/15/17	7.875	1,755,950

Consumer Products (1.6%)
1,200	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ $104.50)	(B, B3)	10/01/18	9.000	1,234,500
725	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.13)	(B, B3)	04/01/18	8.250	743,125
850	Spectrum Brands Holdings, Inc., Global Senior Secured Notes (Callable 06/15/14 @ $104.75)	(B, B1)	06/15/18	9.500	909,500
					2,887,125
Consumer/Commercial/Lease Financing (1.8%)
537	CIT Group, Inc., Rule 144A, Secured Notes (Callable 01/01/12 @ 100.00)‡	(B+, B2)	05/04/15	7.000	533,644
353	CIT Group, Inc., Rule 144A, Secured Notes (Callable 01/01/12 @ 100.00)‡	(B+, B2)	05/02/16	7.000	343,292
495	CIT Group, Inc., Rule 144A, Secured Notes (Callable 01/01/12 @ 100.00)‡	(B+, B2)	05/02/17	7.000	480,769
0	CIT Group, Inc., Secured Notes (Callable 01/01/12 @ $100.00)[1]	(B+, B2)	05/01/15	7.000	383
1	CIT Group, Inc., Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B2)	05/01/16	7.000	949
1	CIT Group, Inc., Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B2)	05/01/17	7.000	551
500	International Lease Finance Corp., Global Senior Unsecured Notes	(BBB-, B1)	03/15/17	8.750	503,750
350	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ $105.06)‡	(B, B2)	02/15/19	10.125	304,500
1,075	PFG Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $105.13)‡	(BB, Ba3)	04/15/17	10.250	1,053,500
					3,221,338
Diversified Capital Goods (2.4%)
250	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	251,250
575	Belden, Inc., Global Notes (Callable 06/15/14 @ $104.63)	(B+, Ba2)	06/15/19	9.250	623,875
625	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ $104.50)	(B, B3)	02/15/18	9.000	612,500
1,000	FCC Holdings, Inc., Rule 144A, Notes (Callable 12/15/12 @ $106.00)‡	(B-, B3)	12/15/15	12.000	905,000
700	Leucadia National Corp., Global Senior Unsecured Notes (Callable 03/15/12 @ $103.56)§	(BB+, B1)	03/15/17	7.125	717,500
625	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ $104.38)§	(B+, B2)	09/01/20	8.750	618,750
550	Trimas Corp., Global Senior Secured Notes (Callable 12/15/13 @ $104.88)	(B-, B2)	12/15/17	9.750	577,500
					4,306,375
Electric - Generation (2.8%)
1,075	Edison Mission Energy, Global Senior Unsecured Notes§	(B-, Caa1)	05/15/17	7.000	645,000
800	Edison Mission Energy, Global Senior Unsecured Notes	(B-, Caa1)	05/15/19	7.200	460,000
1,200	Mirant Americas Generation LLC, Senior Unsecured Notes§	(BB-, B3)	10/01/21	8.500	1,038,000
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)§	(BB-, B1)	01/15/17	7.375	207,250
550	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)§	(BB-, B1)	06/15/19	8.500	533,500
700	NRG Energy, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.13)	(BB-, B1)	09/01/20	8.250	665,000
2,200	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(D, Caa3)	11/01/15	10.250	836,000
1,275	TCEH Finance, Inc., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(D, Caa3)	11/01/15	10.250	478,125
					4,862,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Electric - Integrated (1.0%)
$268	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB-, Ba1)	06/30/17	9.125	$273,663
200	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	04/15/16	9.750	216,000
1,300	The AES Corp., Rule 144A, Senior Notes‡§	(BB-, B1)	07/01/21	7.375	1,235,000
					1,724,663
Electronics (1.4%)
950	CPI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.00)	(CCC+, B3)	02/15/18	8.000	859,750
781	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡§	(B, Ba3)	03/15/18	10.125	816,145
1,000	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ 105.81)	(BB, B1)	04/01/19	7.750	860,000
					2,535,895
Energy - Exploration & Production (7.5%)
475	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ $103.88)	(B, B2)	04/01/19	7.750	446,500
1,475	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)	(B, B2)	10/15/17	8.375	1,423,375
475	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)§	(BB-, B1)	03/01/16	9.750	515,375
1,300	Energy Partners Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.13)	(B-, Caa1)	02/15/18	8.250	1,202,500
625	Energy XXI Gulf Coast, Inc., Company Guaranteed Notes (Callable 12/15/14 @ $104.63)	(B, Caa1)	12/15/17	9.250	612,500
625	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ $103.75)	(B, B3)	09/15/18	7.500	553,125
725	Linn Energy Finance Corp., Global Company Guaranteed Notes (Callable 09/15/15 @ $103.88)	(B, B2)	02/01/21	7.750	728,625
1,750	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/11 @ $105.94)	(B, Caa1)	11/15/14	11.875	1,811,250
550	Oasis Petroleum, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/15 @ $103.63)‡	(B-, Caa1)	02/01/19	7.250	536,250
425	Penn Virginia Corp., Company Guaranteed Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	447,312
900	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 08/15/14 @ $103.63)	(BBB+, B3)	08/15/18	7.250	1,032,750
1,250	Pioneer Natural Resources Co., Senior Unsecured Notes§	(BB+, Ba1)	01/15/20	7.500	1,409,334
700	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(B, Caa1)	02/01/17	8.625	661,500
675	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $101.13)	(CCC+, Caa2)	12/15/14	6.750	651,375
525	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(BB-, B3)	06/01/17	7.125	517,125
650	W&T Offshore, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 104.25)‡	(B, Caa1)	06/15/19	8.500	633,750
					13,182,646
Environmental (1.5%)
900	Casella Waste Systems, Inc., Global Secured Notes (Callable 07/15/12 @ $105.50)	(BB, B2)	07/15/14	11.000	958,500
675	Darling International, Inc., Global Company Guaranteed Notes (Callable 12/15/14 @ $104.25)§	(BB, Ba3)	12/15/18	8.500	730,688
450	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)	(BB-, B3)	08/15/18	10.750	452,250
500	WCA Waste Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ 105.63)‡	(B-, B3)	06/15/19	7.500	477,500
					2,618,938

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Finance (0.1%)
$250	Alliant Holdings I, Inc, Senior Secured Notes Rule 144A‡	(CCC, Caa1)	05/01/15	11.000	$255,625

Food & Drug Retailers (0.6%)
625	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $104.69)§	(CCC, Caa3)	12/15/15	9.375	540,625
425	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)§	(B+, B3)	06/12/16	9.750	450,500
					991,125
Food - Wholesale (1.7%)
1,850	Del Monte Foods Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/14 @ $103.81)‡	(CCC+, B3)	02/15/19	7.625	1,572,500
1,325	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	1,378,000
					2,950,500
Forestry & Paper (1.3%)
388	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $101.19)	(B+, Caa1)	10/15/14	7.125	379,270
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13 @ $103.63)‡	(BB, Ba2)	11/15/17	7.250	633,953
725	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/12 @ $101.29)	(B, B2)	04/01/15	7.750	699,625
1,000	Stone & Webster, Inc.	(NR, NR)	07/01/12	0.000	25,000
200	Verso Paper, Inc., Global Secured Notes (Callable 02/01/15 @ $104.38)§	(B, B2)	02/01/19	8.750	139,000
675	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/12 @ $103.79)§	(CCC+, Caa1)	08/01/16	11.375	492,750
					2,369,598
Gaming (5.4%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $102.34) ø‡	(NR, NR)	12/15/14	9.375	284,812
1,550	CCM Merger, Inc., Rule 144A, Notes‡	(CCC+, Caa3)	08/01/13	8.000	1,472,500
605	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(CCC+, Caa2)	11/15/19	7.250	367,537
950	Chukchansi Economic Development Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $100.00)‡	(B-, B3)	11/15/13	8.000	648,375
375	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/12 @ $105.13) ø‡	(NR, NR)	06/15/15	10.250	469
1,250	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $101.81)‡	(BB-, B2)	02/15/15	7.250	1,256,250
1,300	Greektown Superholdings, Inc., Series B, Global Senior Secured Notes (Callable 01/01/13 @ $106.50)	(NR, NR)	07/01/15	13.000	1,319,500
232	Inn of the Mountain Gods Resort & Casino, Rule 144A, Senior Secured Notes‡	(NR, NR)	11/30/20	1.250	129,191
130	Inn of the Mountain Gods Resort & Casino, Rule 144A, Senior Secured Notes (Callable 10/01/11 @ $103.00)‡	(NR, NR)	11/30/20	8.750	125,450
1,250	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/12 @ $100.00)	(B-, Caa1)	06/15/14	9.750	1,228,125
625	Majestic Star Casino Capital Corp., Senior Secured Notesø	(NR, NR)	10/15/10	9.500	248,438
850	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)	(B, Caa1)	08/15/17	10.750	824,500
275	Peninsula Gaming LLC, Global Senior Secured Notes (Callable 08/15/12 @ $104.19)	(BB, Ba3)	08/15/15	8.375	275,000
435	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $102.41)ø^	(NR, NR)	12/15/14	9.625	44
1,225	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $103.00)‡	(B+, B2)	11/15/15	9.000	1,231,891
					9,412,082
Gas Distribution (2.1%)
1,700	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	1,755,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gas Distribution
$1,300	Genesis Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $103.94)‡	(B, B3)	12/15/18	7.875	$1,241,500
650	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(BB, B1)	07/01/16	8.250	679,250
					3,676,000
Health Facilities (2.0%)
455	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)§	(B, Caa1)	11/01/15	9.875	458,413
400	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/12 @ $102.33)§	(BB+, Ba2)	01/15/16	7.000	409,000
300	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 10/15/15 @ $103.38)	(BB+, Ba2)	10/15/22	6.750	287,625
500	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ $104.94)	(CCC+, B3)	04/15/17	9.875	428,750
1,175	Symbion, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/14 @ 104.00)‡	(B, B2)	06/15/16	8.000	1,063,375
175	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/12 @ $102.13)	(B+, B3)	06/01/15	8.500	171,281
687	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/12 @ $105.13)§	(B-, Caa1)	07/15/15	10.250	683,130
					3,501,574
Health Services (2.1%)
350	Capsugel FinanceCo SCA, Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $107.41)‡	(B, Caa1)	08/01/19	9.875	439,071
400	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.00)‡	(CCC+, Caa2)	08/15/18	10.000	354,000
550	Service Corp. International, Senior Unsecured Notes§	(BB-, Ba3)	11/15/21	8.000	578,875
1,250	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ $106.00)‡	(B, B2)	03/15/18	8.000	1,212,500
1,125	Warner Chilcott Finance LLC, Global Company Guaranteed Notes (Callable 09/15/14 @ $103.88)	(BB, B3)	09/15/18	7.750	1,080,000
					3,664,446
lnvestments & Misc. Financial Services (0.3%)
425	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)	(BB, Ba3)	03/15/20	8.125	448,375

Leisure (1.0%)
350	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ 104.56)	(B-, B2)	08/01/18	9.125	363,125
1,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44)‡	(B-, B2)	04/15/17	8.875	920,000
350	Seven Seas Cruises S de RL LLC, Rule 144A, Secured Notes (Callable 05/15/15 @ $104.56)‡	(B-, B3)	05/15/19	9.125	348,250
57	UCDP Finance, Inc., Global Company Guaranteed Notes (Callable 11/15/12 @ $104.44)	(B, Baa2)	11/15/15	8.875	62,130
					1,693,505
Machinery (0.7%)
500	CPM Holdings, Inc., Global Senior Secured Notes (Callable 09/01/12 @ 105.31)	(B+, B2)	09/01/14	10.625	532,500
600	Dematic SA, Rule 144A, Senior Secured Notes (Callable 05/01/13 @ 104.38)‡	(B, B3)	05/01/16	8.750	561,000
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B, Caa1)	11/15/17	8.000	222,500
					1,316,000
Media - Broadcast (1.5%)
515	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/12 @ $100.00)	(CCC+, Caa1)	08/15/14	10.500	486,675
399	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $100.00)§	(NR, B1)	09/15/14	8.625	399,998

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Broadcast
$1,725	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ $104.44)	(B, B3)	04/15/17	8.875	$1,712,062
					2,598,735
Media - Cable (5.3%)
1,165	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/12 @ $100.00)§	(B-, B3)	01/15/14	9.375	1,162,088
150	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	152,250
600	Cablevision Systems Corp., Senior Unsecured Notes§	(B+, B1)	04/15/20	8.000	613,500
694	CCH II Capital Corp., Company Guaranteed Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	794,821
1,450	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ $104.06)	(BB-, B1)	04/30/20	8.125	1,515,250
900	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡	(B-, B3)	11/15/17	8.625	895,500
1,050	CSC Holdings LLC, Global Senior Unsecured Notes§	(BB, Ba3)	02/15/19	8.625	1,157,625
575	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	592,250
1,100	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03)‡§	(B-, B3)	07/15/18	9.375	1,237,500
350	Kabel Baden-Wurttemberg GmbH & Co. KG, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ $103.75)‡	(B+, B1)	03/15/19	7.500	342,125
200	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22)‡	(BB-, B1)	12/01/17	8.125	268,340
500	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 10/15/14 @ $104.19)	(BB-, Ba2)	10/15/19	8.375	533,750
					9,264,999
Media - Diversified (1.5%)
1,800	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/11 @ $102.75)‡	(B, B1)	12/15/15	8.250	1,813,500
775	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/12 @ $102.58)	(B+, B1)	03/15/16	7.750	776,938
					2,590,438
Media - Services (1.1%)
200	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)§	(B, B2)	12/15/17	9.250	204,000
675	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	693,563
293	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)§	(B+, B2)	05/01/16	11.500	334,020
400	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B, B2)	12/15/13	12.000	401,000
250	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)	(BB-, Ba2)	06/15/16	9.500	254,375
					1,886,958
Metals & Mining - Excluding Steel (2.7%)
500	Arch Coal, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/16 @ 103.63)‡	(B+, B1)	06/15/21	7.250	483,750
400	Boart Longyear Management Pty, Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ $103.50)‡	(BB-, Ba2)	04/01/21	7.000	398,000
1,075	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB-, B1)	05/01/18	6.875	935,250
1,213	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(B, B2)	05/15/15	4.417	1,098,070
175	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $102.25)ø	(NR, NR)	12/15/14	9.000	0
675	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	67
1,000	Tempel Steel Co., Rule 144A, Senior Secured Notes (Callable 02/15/14 @ $109.00)‡	(B, B3)	08/15/16	12.000	1,077,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Metals & Mining - Excluding Steel
$800	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(B-, Caa1)	05/15/19	9.250	$720,000
					4,712,637
Oil Field Equipment & Services (3.5%)
400	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ $106.13)§	(B-, Caa3)	01/15/15	12.250	360,500
1,125	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ $103.56)‡	(BB, Ba3)	11/15/18	7.375	1,147,500
725	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B-, B3)	01/15/16	9.500	739,500
250	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)§	(B+, Ba3)	09/01/17	8.000	250,000
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/11 @ $101.02)§	(B+, Ba3)	12/01/14	6.125	346,500
775	Offshore Group Investments, Ltd., Global Senior Secured Notes (Callable 02/01/13 @ $108.63)	(B-, B3)	08/01/15	11.500	802,125
400	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)	(B+, B1)	04/01/18	9.125	406,000
1,030	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)	(B, B3)	03/15/18	9.875	1,081,500
1,000	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ $103.94)‡	(BB-, B2)	01/15/19	7.875	1,000,000
					6,133,625
Oil Refining & Marketing (2.2%)
158	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)‡	(BB, Ba3)	04/01/15	9.000	166,690
1,325	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ $108.16)‡§	(BB-, B3)	04/01/17	10.875	1,484,000
825	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $107.88)‡	(BB-, B1)	12/01/17	10.500	862,125
475	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)§	(BB+, Ba1)	06/01/19	9.750	515,375
875	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00) #‡§	(B, B3)	06/15/14	10.750	920,937
					3,949,127
Packaging (2.9%)
300	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ $104.63)‡	(B-, B3)	10/15/20	9.250	315,467
1,125	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.69)‡	(BB-, Ba3)	10/15/17	7.375	1,413,188
375	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)§	(B, B1)	11/15/15	8.250	383,438
225	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14 @ 105.00)	(CCC+, B3)	06/15/18	10.000	237,375
750	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 01/01/14 @ $104.13)	(B, Caa1)	01/01/17	8.250	758,437
500	Pregis Corp., Global Secured Notes#	(B, B2)	04/15/13	6.605	607,119
350	Reynolds Group Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ $104.50)‡	(B-, Caa1)	04/15/19	9.000	299,250
500	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88)‡	(BB-, Ba3)	10/15/16	8.750	503,750
300	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.56)‡	(BB-, Ba3)	04/15/19	7.125	280,500
250	Sealed Air Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/16 @ $104.19)‡	(BB, B1)	09/15/21	8.375	253,125
					5,051,649
Pharmaceuticals (0.1%)
173	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes‡	(NR, NR)	03/15/15	10.250	175,977

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Printing & Publishing (0.5%)
$500	Cenveo Corp., Global Company Guaranteed Notes (Callable 12/01/11 @ $100.00)§	(CCC+, Caa2)	12/01/13	7.875	$352,500
775	The Reader’s Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ $104.00)#	(CCC, B3)	02/15/17	9.500	577,375
					929,875
Real Estate Development & Management (0.5%)
1,025	Icahn Enterprises LP, Rule 144A, Company Guaranteed Notes‡#	(NR, NR)	08/15/13	4.000	952,020

Real Estate Investment Trusts (1.9%)
1,650	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)	(BB-, Ba3)	04/15/19	7.250	1,427,250
625	MPT Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/16 @ 103.44)‡	(BB, Ba2)	05/01/21	6.875	596,875
1,425	Sabra Capital Corp., Global Company Guaranteed Notes (Callable 11/01/14 @ $104.06)	(BB-, B2)	11/01/18	8.125	1,332,375
					3,356,500
Restaurants (2.0%)
1,100	CKE Restaurants, Inc., Global Secured Notes (Callable 07/15/14 @ $105.69)§	(B-, B2)	07/15/18	11.375	1,149,500
1,000	HOA Finance Corp., Rule 144A, Secured Notes (Callable 04/01/14 @ $105.63)‡	(B, B3)	04/01/17	11.250	925,000
1,000	Real Mex Restaurants, Inc., Global Secured Notes (Callable 07/01/12 @ $100.00)	(CC, Caa2)	01/01/13	14.000	740,000
750	Sizzling Platter LLC, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 106.13)‡	(B-, Caa1)	04/15/16	12.250	742,500
					3,557,000
Software/Services (2.6%)
950	Eagle Parent, Inc., Rule 144A, Senior Notes (Callable 05/01/15 @ 104.31)‡§	(CCC+, Caa1)	05/01/19	8.625	864,500
550	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ $103.69)‡	(B+, B1)	06/15/19	7.375	490,875
400	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ $105.56)	(B-, Caa1)	06/01/18	11.125	400,000
875	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/12 @ $101.71)§	(B-, Caa1)	08/15/15	10.250	888,125
600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/13 @ 105.53)	(B, Caa1)	11/15/18	7.375	561,000
1,325	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $102.41)	(B-, Caa1)	02/15/15	9.625	1,387,937
					4,592,437
Specialty Retail (0.9%)
800	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable05/15/14 @ $105.34)	(B+, B3)	05/15/19	7.125	680,000
750	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $ 103.25)‡	(B+, Ba3)	04/15/18	7.500	872,944
					1,552,944
Steel Producers/Products (0.9%)
550	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ $ 106.19)‡	(B, B3)	03/15/18	8.250	519,750
550	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	552,750
475	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/12 @ $102.44)	(B-, Caa1)	02/01/15	9.750	456,000
					1,528,500
Support-Services (2.8%)
750	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/12 @ $103.00)‡	(B+, B2)	08/15/16	9.000	746,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Support-Services
$750	Brickman Group Holdings, Inc., Rule 144A, Senior Notes (Callable 11/01/13 @ $106.84)‡	(CCC+, B3)	11/01/18	9.125	$656,250
1,100	CoreLogic, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ 103.63)‡	(B+, Ba3)	06/01/21	7.250	992,750
775	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88)‡	(B, B2)	03/15/17	9.750	794,375
800	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	692,000
325	The Geo Group Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ $103.31)	(B+, B1)	02/15/21	6.625	313,625
450	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13 @ $103.88)§	(B+, B1)	10/15/17	7.750	466,875
275	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ $105.44)	(B, B2)	06/15/16	10.875	298,375
					4,960,500
Telecom - Integrated/Services (0.7%)
350	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notesø#‡	(NR, NR)	01/15/15	6.034	0
600	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 04/01/15 @ $103.63)‡	(B, B3)	04/01/19	7.250	558,000
750	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ $103.75)‡	(B, B3)	04/01/21	7.500	699,375
					1,257,375
Telecom - Wireless (0.6%)
200	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)	(B+, Ba2)	05/15/16	7.750	201,750
200	GeoEye, Inc., Secured Notes (Callable 10/01/13 @ $104.31)	(B-, B3)	10/01/16	8.625	203,000
250	Wind Acquisition Finance SA, Rule 144A, Secured Notes (Callable 07/15/13 @ $105.88)‡	(BB-, B2)	07/15/17	11.750	213,750
350	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88)‡	(BB-, B2)	07/15/17	11.750	389,764
					1,008,264
Telecommunications Equipment (1.2%)
700	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ $103.50)‡§	(B, B1)	04/01/19	7.000	598,500
950	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ $104.75)‡	(BB-, B1)	12/01/16	9.500	973,750
600	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/15 @ $104.13)‡	(B, B3)	01/15/19	8.250	588,000
					2,160,250
Textiles & Apparel (0.0%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notesø‡	(NR, NR)	11/15/12	9.875	10,063

Theaters & Entertainment (2.0%)
150	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ $104.88)§	(CCC+, Caa1)	12/01/20	9.750	136,500
1,075	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/12 @ $100.00)§	(CCC+, Caa1)	03/01/14	8.000	1,042,750
675	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/01/14 @ $104.38)§	(B-, B1)	06/01/19	8.750	666,562
1,600	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ $104.56)§	(B-, B3)	08/15/18	9.125	1,592,000
					3,437,812
Tobacco (0.7%)
1,150	Vector Group, Ltd., Global Company Guaranteed Notes (Callable 08/15/12 @ $103.67)	(B+, B1)	08/15/15	11.000	1,162,219

Transportation - Excluding Air/Rail (1.1%)
400	Navios Maritime Finance II US, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $104.06)‡	(B+, B3)	02/15/19	8.125	336,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Transportation - Excluding Air/Rail
$1,250	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B+, B1)	12/15/13	8.500	$1,212,500
450	Teekay Corp., Global Senior Unsecured Notes§	(BB, B2)	01/15/20	8.500	433,125
					1,981,625
TOTAL CORPORATE BONDS (Cost $166,665,223)					157,413,617

BANK LOANS (6.0%)
Aerospace & Defense (0.4%)
513	London Acquisition Holdings B.V.^ #	(B, B1)	05/12/14	13.831	681,489

Consumer Products (0.3%)
490	Targus Information Corp. #	(BB-, B1)	12/29/16	7.000	487,994

Diversified Capital Goods (0.3%)
500	Sensata Technology Finance Co. LLC #	(BB+, Ba3)	05/12/18	3.000	487,735

Health Services (0.6%)
998	Onex Carestream Finance LP #	(BB-, B1)	02/25/17	5.000	840,394
240	Nycomed Holdings 3 ApS #	(NR, NR)	12/18/17	7.350	239,023
					1,079,417
lnvestments & Misc. Financial Services (0.7%)
1,250	BNY Convergex Group LLC #	(B-, B2)	12/18/17	8.750	1,241,663

Media - Diversified (0.5%)
544	Flint Group Holdings Sarl #	(B-, B2)	12/31/14	4.000	489,700
430	Flint Group Holdings Sarl #	(B-, B2)	06/30/16	6.926	350,690
					840,390
Metals & Mining - Excluding Steel (0.9%)
1,488	Global Brass & Copper, Inc. #	(B, B2)	08/18/15	10.250	1,503,096

Oil Field Equipment & Services (0.3%)
640	Amtrol, Inc. #	(NR, NR)	12/05/14	4.889	495,844

Packaging (0.3%)
513	Hilex Poly Co. LLC #	(B, B3)	11/19/15	11.250	492,480

Printing & Publishing (0.2%)
1,250	Yell Group PLC #	(B-, B2)	07/31/14	3.750	411,456

Software/Services (0.5%)
1,000	SafeNet, Inc. #	(B-, Caa1)	04/12/15	6.239	950,000

Telecom - Integrated/Services (0.6%)
1,014	Mobsat Group Holding Sarl #	(B+, B1)	09/05/17	5.500	1,014,056

Telecommunications Equipment (0.4%)
301	Avaya, Inc. #	(B, B1)	10/24/14	3.064	272,533
605	Avaya, Inc. #	(B, B1)	10/26/17	4.814	515,681
					788,214
TOTAL BANK LOANS (Cost $10,703,072)					10,473,834

Number of Shares

COMMON STOCKS (0.3%)
Auto Parts & Equipment (0.0%)
1,219	Safelite Realty Corp.*^	0

Building Materials (0.0%)
372	Dayton Superior Corp.*^	0
328	Nortek, Inc.*	6,232
		6,232

Number of Shares		Value

COMMON STOCKS
Chemicals (0.0%)
4,893	Huntsman Corp.	$47,315

Forestry & Paper (0.1%)
7,000	AbitibiBowater, Inc.*§	105,000

Gaming (0.0%)
1,500	Progressive Gaming International Corp.*	3

Leisure (0.2%)
12,670	Six Flags Entertainment Corp.§	351,213

Printing & Publishing (0.0%)
10,652	Cenveo, Inc.*	32,063
888	SuperMedia, Inc.*§	1,376
		33,439
TOTAL COMMON STOCKS (Cost $1,658,576)		543,202

PREFERRED STOCKS (0.1%)
Banks (0.1%)
299	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡	200,246

Building Materials (0.0%)
413	Dayton Superior Corp.*^	0

TOTAL PREFERRED STOCKS (Cost $215,518)		200,246

WARRANTS (0.0%)
Building Materials (0.0%)
864	Nortek, Inc., strike price $1.00, expires 12/07/14*§	959

Media - Broadcast (0.0%)
12,259	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19*^‡	65,831

Printing & Publishing (0.0%)
3,871	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14*	0

TOTAL WARRANTS (Cost $864)		66,790

SHORT-TERM INVESTMENTS (17.5%)
27,779,586	State Street Navigator Prime Portfolio, 0.19% §§	27,779,586

Par (000)		Maturity	Rate%
$2,974	State Street Bank and Trust Co. Euro Time Deposit	10/03/11	0.010	2,974,000

TOTAL SHORT-TERM INVESTMENTS (Cost $30,753,586)				30,753,586

TOTAL INVESTMENTS AT VALUE (113.5%) (Cost $209,996,839)				199,451,275

LIABILITIES IN EXCESS OF OTHER ASSETS (-13.5%)				(23,743,036)

NET ASSETS (100.0%)				$175,708,239

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $69,851,481 or 39.8% of net assets.

[1]	Par value of security less than 1,000.
+	Step Bond — The interest rate is as of September 30, 2011 and will reset at a future date.
Ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2011.

§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2011.

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation

Open Forward Foreign Currency Contract
USD	9,082,880	EUR	6,400,000	10/14/11	Morgan Stanley	(9,082,880)	$(8,586,220)	$496,660

Currency Abbreviations:

EUR = Euro Currency

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. At September 30, 2011, the Fund held 0.43% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $1,458,817 and fair value of $747,364. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•     Level 1 – quoted prices in active markets for identical investments

•     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$157,413,573	$44	$157,413,617
Bank Loans	—	9,792,345	681,489	10,473,834
Common Stocks	543,202	—	—	543,202
Preferred Stocks	200,246	—	—	200,246
Warrants	959	—	65,831	66,790
Short-Term Investments	27,779,586	2,974,000	—	30,753,586
Other Financial Instruments *
Forward Foreign Currency Contract	—	496,660	—	496,660
	$28,523,993	$170,676,578	$747,364	$199,947,935

* Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of investments as of September 30, 2011 in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of December 31, 2010	$887
Accrued discounts/premiums	1,369
Purchases	724,518
Sales	(153,270)
Realized Gain/(Loss)	114,129
Change in Unrealized Appreciation/(Depreciation)	25,276
Transfers Into Level 3	35,319
Transfers Out of Level 3	(864)
Balance as of September 30, 2011	$747,364

Net change in unrealized Appreciation/(Depreciation) from investments still held as of September 30, 2011	$22,790

As of September 30, 2011, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.43% of net assets.

The Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended September 30, 2011, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At September 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $209,996,839, $4,874,120, $(15,419,684) and $(10,545,564), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 10, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 10, 2011